UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-08927

CREDIT SUISSE HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2010 to March 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse High Yield Fund

Schedule of Investments

March 31, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (82.8%)
Aerospace & Defense (1.4%)
$100	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB, Ba3)	07/01/18	8.500	$107,000
175	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	136,062
70	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/11 @ $102.25)§	(B+, B1)	02/01/15	6.750	69,650
100	Spirit Aerosystems, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.75)‡	(BB, B2)	10/01/17	7.500	103,000
					415,712
Auto Loans (1.1%)
150	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes§	(B-, B1)	10/01/13	7.000	155,330
150	Ford Motor Credit Co., LLC, Senior Unsecured Notes§	(B-, B1)	12/15/16	8.000	158,248
					313,578
Auto Parts & Equipment (1.5%)
50	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡	(B, B1)	01/15/17	9.250	53,625
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(CCC, Caa2)	03/01/17	7.875	70,312
75	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)§	(CCC-, Caa2)	03/15/18	10.625	78,000
110	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	101,200
100	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)§	(B+, B1)	07/01/15	9.000	103,750
25	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	27,125
					434,012
Banks (2.0%)
34	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(NR, NR)	05/01/13	7.000	32,955
50	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(NR, NR)	05/01/14	7.000	47,795
50	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(NR, NR)	05/01/15	7.000	47,164
84	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(NR, NR)	05/01/16	7.000	77,768
118	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(NR, NR)	05/01/17	7.000	108,875
15	GMAC, Inc., Global Subordinated Notes§	(CCC+, B3)	12/31/18	8.000	14,925
250	GMAC, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	02/12/15	8.300	263,125
					592,607
Beverages (0.4%)
100	CEDC Finance Corp. International, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $104.56)‡	(B+, B1)	12/01/16	9.125	106,000

Building & Construction (1.4%)
52	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	23,400
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/10 @ $100.00)	(CC, Caa2)	04/15/12	8.375	100,250
75	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	58,125
175	Standard Pacific Corp., Company Guaranteed Notes§	(B-, Caa1)	04/01/14	6.250	162,313
75	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $100.00)	(CC, Caa3)	12/15/12	7.625	59,625
					403,713
Building Materials (2.2%)
125	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)	(CCC-, Caa2)	03/01/14	11.250	129,219
100	Building Materials Corp. of America, Rule 144A, Company Guaranteed Notes (Callable 03/15/15 @ $103.75)‡	(BB-, B3)	03/15/20	7.500	100,250
150	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	151,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building Materials
$150	Headwaters, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/12 @ $105.69)‡§	(B+, B2)	11/01/14	11.375	$157,312
100	Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25)‡	(B-, B2)	12/15/15	10.500	106,000
					643,906
Chemicals (3.1%)
75	Hexion Finance Escrow Corp., Rule 144A, Senior Secured Notes (Callable 02/01/14 @ $104.44)‡	(CCC+, B3)	02/01/18	8.875	74,250
125	Koppers, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $103.94)‡	(B, B1)	12/01/19	7.875	129,375
100	LBI Escrow Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(NR, Ba3)	11/01/17	8.000	103,875
40	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC-, Caa2)	12/01/14	9.750	40,200
81	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡	(CCC-, B3)	06/15/14	12.500	91,935
50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)	(B, B2)	11/15/13	9.000	70,023
25	Nalco Co., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.13)‡	(BB-, Ba2)	05/15/17	8.250	26,688
100	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)§	(B, B2)	02/01/14	9.000	103,500
100	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	95,250
75	Solutia, Inc., Company Guaranteed Notes (Callable 03/15/15 @ $103.94)	(B+, B2)	03/15/20	7.875	76,312
100	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)	(B+, B2)	11/01/17	8.750	106,000
					917,408
Computer Hardware (0.8%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	72,375
75	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $103.31)‡	(BBB-, Ba2)	01/15/18	6.625	76,688
75	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/15 @ $103.44)‡	(BBB-, Ba2)	01/15/20	6.875	76,875
					225,938
Consumer Products (0.8%)
125	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡	(CCC, Caa2)	10/01/12	10.250	125,469
25	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B+, B3)	04/01/18	8.250	25,750
75	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.88)	(BB, B1)	11/01/19	7.750	90,937
					242,156
Consumer/Commercial/Lease Financing (0.8%)
150	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	153,714
75	International Lease Finance Corp., Series MTN, Senior Unsecured Notes	(BB+, B1)	06/01/14	5.650	69,573
					223,287
Department Stores (0.2%)
50	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa3)	10/15/15	10.375	51,875

Diversified Capital Goods (2.5%)
75	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	73,125
100	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	107,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$75	Coleman Cable, Inc., Rule 144A, Senior Notes (Callable 02/15/14 @ $104.50)‡	(B, B3)	02/15/18	9.000	$76,125
125	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	126,250
100	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(B-, B3)	06/01/17	7.375	90,750
75	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	76,875
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	100,500
75	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡§	(B-, Caa1)	12/15/17	9.750	78,000
					728,875
Electric - Generation (4.6%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B, B3)	05/01/16	8.375	167,000
25	Edison Mission Energy, Global Senior Unsecured Notes§	(B, B2)	05/15/17	7.000	17,563
250	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	173,750
200	Mirant Americas Generation LLC, Senior Unsecured Notes§	(B-, B3)	10/01/21	8.500	189,000
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	173,687
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	49,750
625	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	437,500
175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	122,500
					1,330,750
Electric - Integrated (0.6%)
150	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	153,000
25	The AES Corp., Rule 144A, Senior Unsecured Notes‡§	(BB-, B1)	04/15/16	9.750	27,188
					180,188
Electronics (1.5%)
100	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B-, B2)	03/15/18	10.125	108,125
40	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	43,400
75	Jabil Circuit, Inc., Senior Unsecured Notes	(BB+, Ba1)	07/15/16	7.750	79,313
75	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)§	(CCC, B2)	03/01/16	8.125	75,844
125	Viasystems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $106.00)‡	(B+, B3)	01/15/15	12.000	135,937
					442,619
Energy - Exploration & Production (5.8%)
100	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	101,750
75	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)§	(BB-, B1)	07/15/16	9.875	81,188
75	Chesapeake Energy Corp., Company Guaranteed Notes§	(BB, Ba3)	12/15/18	7.250	75,375
200	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.15)	(BB, Ba3)	01/15/16	6.875	198,500
125	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)§	(B, B2)	10/15/17	8.375	129,062
75	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	79,875
100	Denbury Resources, Inc., Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(BB, B1)	02/15/20	8.250	106,500
75	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	82,875
100	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	104,500
75	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	74,063

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$100	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	$109,000
175	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	179,156
75	Pioneer Natural Resources Co., Senior Unsecured Notes§	(BB+, Ba1)	01/15/20	7.500	77,542
75	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	76,406
100	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	99,000
125	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	128,594
					1,703,386
Environmental (0.5%)
75	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	80,813
50	Clean Harbors, Inc., Global Senior Secured Notes (Callable 08/15/12 @ $103.81)	(BB-, Ba2)	08/15/16	7.625	51,000
					131,813
Food & Drug Retailers (1.5%)
100	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)§	(BB-, B1)	05/15/17	8.875	105,000
200	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	173,000
75	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)	(B+, B3)	06/12/16	9.750	81,000
75	SUPERVALU, Inc., Senior Unsecured Notes§	(B+, Ba3)	05/01/16	8.000	76,312
					435,312
Food - Wholesale (0.8%)
100	Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63)‡	(CCC+, Caa2)	04/01/15	9.250	103,000
120	Southern States Cooperative, Inc., Rule 144A, Senior Notes‡	(B+, B3)	11/01/11	11.000	120,300
					223,300
Forestry & Paper (2.0%)
265	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)	(B+, Caa1)	10/15/14	7.125	246,450
175	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)§	(CCC+, B2)	12/31/14	11.375	175,000
75	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	66,937
100	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B-, B2)	08/01/14	9.125	97,500
					585,887
Gaming (3.8%)
75	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	10,313
100	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	100,625
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	87,500
23	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	15,755
50	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	58,125
60	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(D, NR)	06/15/15	11.000	975
35	Harrah’s Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)	(B-, Caa1)	06/01/17	11.250	37,888
100	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(D, Ca)	11/15/10	12.000	48,500
100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	94,500
50	Majestic Star Casino Capital Corp., Senior Secured Notesø	(D, NR)	10/15/10	9.500	32,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$125	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)ø‡	(D, NR)	11/15/15	8.500	$31,875
75	MGM Mirage, Inc., Company Guaranteed Notes§	(CCC+, Caa1)	06/01/16	7.500	62,812
25	MGM Mirage, Inc., Global Company Guaranteed Notes§	(CCC+, Caa1)	04/01/13	6.750	22,750
75	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡§	(B, B1)	11/15/17	11.125	84,750
175	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	173,687
75	Peninsula Gaming LLC, Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $104.19)‡	(BB, Ba2)	08/15/15	8.375	75,187
75	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡§	(B, B3)	08/15/17	10.750	72,000
60	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	90
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	100,500
					1,110,582
Gas Distribution (2.1%)
125	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	126,875
50	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	51,845
100	Holly Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.13)‡	(B+, B1)	03/15/18	8.250	101,500
125	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	129,375
75	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	77,344
125	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	128,438
					615,377
Health Facilities (5.1%)
75	Alliance HealthCare Services, Inc., Rule 144A, Senior Notes (Callable 12/01/12 @ $104.00)‡	(B, B3)	12/01/16	8.000	70,125
75	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)§	(B, Caa1)	11/01/15	9.875	79,688
125	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)§	(B-, Caa1)	10/15/17	11.625	140,625
50	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)§	(B, B3)	07/15/15	8.875	51,875
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/11 @ $102.42)	(B, B2)	03/15/15	7.250	76,875
375	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	399,609
100	Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	102,250
75	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	75,375
50	Omega Healthcare Investors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $103.75)‡	(BB+, Ba3)	02/15/20	7.500	50,750
250	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.44)‡§	(BB-, B2)	07/01/19	8.875	271,875
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	25,000
75	Vanguard Holding Co. II, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $104.00)‡	(CCC+, B3)	02/01/18	8.000	73,313
79	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	84,367
					1,501,727
Health Services (1.4%)
75	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	76,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Health Services
$150	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)	(B, Caa1)	03/15/16	12.750	$159,750
75	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	76,313
50	Service Corp. International, Senior Unsecured Notes§	(BB-, B1)	11/15/21	8.000	50,875
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	3.859	42,875
					406,500
Hotels (0.6%)
75	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	77,625
100	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡§	(BB+, Ba1)	05/15/17	9.000	108,500
					186,125
Leisure (0.4%)
51	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)ø‡	(D, NR)	07/15/16	12.250	59,925
150	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	48,000
					107,925
Machinery (1.5%)
125	Altra Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $106.09)‡	(B+, B1)	12/01/16	8.125	127,656
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	106,250
50	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.78)	(BB+, Ba3)	03/01/14	7.125	50,875
75	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	80,250
75	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	73,313
					438,344
Media - Broadcast (1.6%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/10 @ $100.00)§	(B-, B3)	12/15/12	7.750	75,562
80	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	70,800
50	Clear Channel Communications, Inc., Senior Unsecured Notes§	(CCC-, Ca)	09/15/14	5.500	32,000
125	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	131,250
100	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	98,750
66	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡§	(CCC, Caa2)	03/15/15	9.750	57,658
100	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø	(D, NR)	01/15/14	8.750	700
					466,720
Media - Cable (3.7%)
200	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, Caa1)	01/15/14	9.375	201,000
91	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)§	(B, B2)	11/30/16	13.500	110,289
175	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡§	(B-, B3)	11/15/17	8.625	180,687
100	Charter Communications Operating Capital, Rule 144A, Secured Notes‡	(BB-, B1)	04/30/12	8.000	106,750
150	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡§	(BB, Ba3)	02/15/19	8.625	165,000
150	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	151,500
50	DISH DBS Corp., Global Company Guaranteed Notes§	(BB-, Ba3)	05/31/15	7.750	52,500
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	51,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Media - Cable
$50	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)‡	(B-, B3)	08/15/19	9.125	$51,813
					1,070,914
Media - Diversified (0.4%)
125	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	125,625

Media - Services (0.8%)
100	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	113,500
125	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	134,219
					247,719
Metals & Mining - Excluding Steel (1.3%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	1,125
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	175
100	Cloud Peak Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/13 @ $104.13)‡	(BB-, B1)	12/15/17	8.250	102,500
175	Consol Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.00)‡	(BB, B1)	04/01/17	8.000	180,688
135	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(CCC, Caa1)	05/15/15	5.274	107,623
					392,111
Oil Field Equipment & Services (2.8%)
100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)§	(BB, Ba2)	09/15/17	7.500	101,500
100	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(B+, B2)	02/15/15	7.750	99,875
75	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)‡	(B, Caa1)	01/15/15	12.250	70,594
75	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B, B3)	01/15/16	9.500	77,625
25	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(BB-, Ba3)	09/01/17	8.000	25,125
80	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)§	(BB-, Ba3)	12/01/14	6.125	77,200
75	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)§	(BB-, B1)	12/01/14	8.375	76,219
75	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B, B3)	12/15/16	9.500	76,968
100	Parker Drilling Co., Rule 144A, Senior Notes (Callable 04/01/14 @ $104.56)‡§	(B+, B1)	04/01/18	9.125	102,875
125	Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94)‡	(B, B3)	03/15/18	9.875	124,375
					832,356
Oil Refining & Marketing (1.1%)
75	Coffeyville Resources LLC, Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	76,688
50	Coffeyville Resources LLC, Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡	(BB-, B3)	04/01/17	10.875	49,875
75	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	78,750
125	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB, B3)	06/15/14	10.750	113,125
					318,438

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Packaging (0.6%)
$90	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)§	(CCC, Caa1)	09/15/14	8.875	$88,312
75	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)§	(CCC+, Caa1)	10/15/14	9.875	78,188
					166,500
Printing & Publishing (1.1%)
85	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	82,025
200	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø^	(NR, NR)	02/15/17	9.000	0
150	The Reader’s Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)#‡§	(B, B1)	02/15/17	9.500	153,750
85	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	87,763
					323,538
Railroads (0.5%)
75	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	78,281
67	RailAmerica, Inc., Global Senior Secured Notes (Callable 07/01/13 @ $104.63)	(BB-, B1)	07/01/17	9.250	71,774
					150,055
Software/Services (1.7%)
75	JDA Software Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/12 @ $104.00)‡	(BB-, B1)	12/15/14	8.000	78,375
25	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	26,938
100	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	105,625
41	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡	(BB-, Ba3)	09/15/15	14.250	49,097
49	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡§	(BB-, Ba3)	10/15/14	12.750	57,391
200	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	187,000
					504,426
Specialty Retail (1.4%)
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	71,812
100	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(CCC-, Caa3)	10/15/12	12.000	78,500
75	QVC, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $103.75)‡	(BB+, Ba2)	10/01/19	7.500	76,875
110	Susser Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.66)	(B+, B3)	12/15/13	10.625	114,950
75	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	77,625
					419,762
Steel Producers/Products (0.7%)
100	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	95,625
100	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	105,500
					201,125
Support-Services (3.2%)
100	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	101,750
100	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/11 @ $100.00)	(B+, B1)	02/15/13	9.500	101,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Support-Services
$75	FTI Consulting, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $101.91)	(BB, Ba2)	06/15/13	7.625	$76,312
50	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	51,500
100	JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ $104.13)‡	(B-, B3)	11/15/19	8.250	104,000
75	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19) ‡	(B, Caa1)	04/15/15	12.250	72,968
100	Sotheby’s, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	102,125
150	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/13 @ $103.88)‡	(BB-, B1)	10/15/17	7.750	153,750
105	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	110,250
75	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)§	(CCC+, Caa1)	02/15/14	7.000	69,750
					944,155
Telecom - Integrated/Services (5.3%)
125	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $102.33)	(B+, Ba3)	02/15/15	7.000	122,187
75	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	74,063
125	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	129,062
325	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	334,750
125	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#	(CCC, Caa1)	02/15/15	4.140	104,375
50	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $105.00)‡	(CCC, Caa1)	02/01/18	10.000	48,000
75	New Communications Holdings, Inc., Rule 144A, Senior Notes‡	(BB, Ba2)	04/15/17	8.250	76,688
150	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	152,625
200	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/13 @ $103.56)‡§	(B+, Ba3)	04/01/18	7.125	207,500
175	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡	(B+, Ba3)	10/01/15	8.000	187,250
100	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	102,750
					1,539,250
Telecom - Wireless (4.2%)
25	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	25,563
75	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)§	(B+, Ba2)	05/15/16	7.750	78,188
125	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	128,437
70	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)§	(B, B2)	11/01/14	9.250	71,925
450	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/11 @ $101.74)§	(BB-, Ba2)	03/15/14	5.950	421,875
75	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/12 @ $106.00)‡	(BB-, Ba2)	08/15/16	8.000	79,312
50	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/14 @ $104.13)‡	(BB-, Ba2)	08/15/19	8.250	53,500
250	Sprint Nextel Corp., Senior Unsecured Notes§	(BB-, Ba3)	12/01/16	6.000	226,875
125	Viasat, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/12 @ $106.66)‡§	(B, B1)	09/15/16	8.875	128,437
					1,214,112
Telecommunications (0.3%)
75	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	73,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Textiles & Apparel (0.8%)
$150	Levi Strauss & Co., Global Senior Notes (Callable 01/15/11 @ $103.25)	(B+, B2)	01/15/15	9.750	$157,875
75	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/10 @ $101.35)§	(BB+, Ba3)	05/01/13	8.125	76,594
					234,469
Theaters & Entertainment (0.2%)
50	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	52,750

Tobacco (0.3%)
75	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	78,750

Transportation - Excluding Air/Rail (0.4%)
100	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	103,110
TOTAL U.S. CORPORATE BONDS (Cost $23,988,175)					24,158,287

FOREIGN CORPORATE BONDS (11.8%)
Aerospace & Defense (0.6%)
100	Bombardier, Inc., Rule 144A, Senior Notes (Canada)‡	(BB+, Ba2)	03/15/18	7.500	104,750
75	Bombardier, Inc., Rule 144A, Senior Notes (Canada)‡	(BB+, Ba2)	03/15/20	7.750	78,750
					183,500
Chemicals (1.3%)
225	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B-, B2)	09/15/13	2.257	217,125
200	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	166,000
					383,125
Electronics (0.5%)
150	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, C)	10/15/14	7.875	147,000

Energy - Exploration & Production (0.2%)
75	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	70,875

Forestry & Paper (0.8%)
250	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(NR, NR)	06/15/11	7.750	63,125
50	Cascades, Inc., Rule 144A, Senior Notes (Callable 12/15/13 @ $103.88) (Canada)‡	(B+, Ba3)	12/15/17	7.750	50,625
125	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58) (Ireland)§	(B, B2)	04/01/15	7.750	123,125
					236,875
Gaming (1.4%)
100	Cirsa Finance Luxembourg SA, Company Guaranteed Notes (Callable 05/15/10 @ 102.92) (Luxembourg)	(B+, B2)	05/15/14	8.750	138,186
150	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B, B2)	06/15/15	8.250	200,935
50	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) (South Africa)‡	(B, B3)	04/30/14	7.750	65,118
					404,239
Media - Cable (1.9%)
100	UPC Germany GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) (Germany)‡	(BB-, B1)	12/01/17	8.125	141,399
75	Videotron Ltee, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.56) (Canada)	(BB-, Ba2)	04/15/18	9.125	83,719
175	Virgin Media Finance PLC, Company Guaranteed Notes (Callable 10/15/14 @ $104.44) (United Kingdom)	(B, B2)	10/15/19	8.875	281,411

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Media - Cable
$26	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom)	(B, NR)	04/15/14	9.750	$40,916
					547,445
Media - Diversified (0.4%)
100	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	101,750

Metals & Mining (0.3%)
50	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/13 @ $105.13) (Canada)	(BB+, Ba1)	05/15/16	10.250	59,750
25	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BB+, Ba1)	05/15/19	10.750	30,750
					90,500
Oil Field Equipment & Services (0.3%)
100	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	100,750

Packaging (0.3%)
50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands)‡	(B-, B3)	09/15/14	9.250	72,391

Support-Services (0.4%)
50	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) (Canada)‡	(B, B3)	03/15/17	9.750	51,438
50	ISS Financing PLC, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.50) (United Kingdom)‡	(B, NR)	06/15/14	11.000	75,604
					127,042
Telecom - Integrated/Services (1.3%)
150	ERC Ireland Finance, Ltd., Rule 144A, Senior Secured Notes (Ireland)#‡	(CCC, B3)	08/15/16	5.662	148,164
170	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	179,350
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Luxembourg)ø#‡	(NR, NR)	01/15/15	6.034	4,500
50	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)	(B+, B3)	01/15/15	8.875	51,875
					383,889
Telecom - Wireless (0.5%)
50	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	55,500
50	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	75,435
					130,935
Textiles & Apparel (0.2%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	47,359

Transportation - Excluding Air/Rail (1.4%)
150	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	151,875
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	149,250
100	Teekay Corp., Global Senior Unsecured Notes (Canada)	(BB, B1)	01/15/20	8.500	105,000
					406,125
TOTAL FOREIGN CORPORATE BONDS (Cost $3,681,484)					3,433,800

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOAN (0.6%)
Energy - Exploration & Production (0.6%)
$164	ATP Oil & Gas (Cost $135,300)	(NR, NR)	07/15/14	5.750	$165,532

Number of Shares

COMMON STOCKS (0.4%)
Automobile Parts & Equipment (0.0%)
588	Safelite Realty Corp.*^	6,645

Banks (0.4%)
2,894	CIT Group, Inc.*	112,750

Printing & Publishing (0.0%)
118	SuperMedia, Inc.*§	4,826
TOTAL COMMON STOCKS (Cost $200,825)		124,221

PREFERRED STOCK (0.1%)
Banks (0.1%)
62	GMAC, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡ (Cost $11,884)	47,263

SHORT-TERM INVESTMENTS (28.2%)
7,778,559	State Street Navigator Prime Portfolio§§	7,778,559

Par (000)		Maturity	Rate%

$459	State Street Bank and Trust Co. Euro Time Deposit	04/01/10	0.010	459,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,237,559)				8,237,559

TOTAL INVESTMENTS AT VALUE (123.9%) (Cost $36,255,227)				36,166,662

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.9%)				(6,978,000)

NET ASSETS (100.0%)				$29,188,662

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation

Open Forward Foreign Currency Contracts
USD	1,182,819	EUR	816,000	04/15/10	$(1,182,819)	$(1,104,137)	$78,682
USD	346,086	GBP	212,000	04/15/10	(346,086)	(321,566)	24,520
Total							$103,202

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $10,066,031 or 34.5% of net assets.

+	Step Bond — The interest rate is as of March 31, 2010 and will reset at a future date.
*	Non-income producing security.
ø	Bond is currently in default.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2010.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 —  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$415,712	$—	$415,712
Auto Loans	—	313,578	—	313,578
Auto Parts & Equipment	—	434,012	—	434,012
Banks	—	592,607	—	592,607
Beverages	—	106,000	—	106,000
Building & Construction	—	403,713	—	403,713
Building Materials	—	643,906	—	643,906
Chemicals	—	917,408	—	917,408
Computer Hardware	—	225,938	—	225,938
Consumer Products	—	242,156	—	242,156
Consumer/Commercial/Lease Financing	—	223,287	—	223,287
Department Stores	—	51,875	—	51,875
Diversified Capital Goods	—	728,875	—	728,875
Electric - Generation	—	1,330,750	—	1,330,750
Electric - Integrated	—	180,188	—	180,188
Electronics	—	442,619	—	442,619
Energy - Exploration & Production	—	1,703,386	—	1,703,386
Environmental	—	131,813	—	131,813
Food & Drug Retailers	—	435,312	—	435,312
Food - Wholesale	—	223,300	—	223,300
Forestry & Paper	—	585,887	—	585,887
Gaming	—	1,110,582	—	1,110,582
Gas Distribution	—	615,377	—	615,377
Health Facilities	—	1,501,727	—	1,501,727
Health Services	—	406,500	—	406,500
Hotels	—	186,125	—	186,125
Leisure	—	107,925	—	107,925
Machinery	—	438,344	—	438,344
Media - Broadcast	—	466,720	—	466,720
Media - Cable	—	1,070,914	—	1,070,914
Media - Diversified	—	125,625	—	125,625
Media - Services	—	247,719	—	247,719
Metals & Mining - Excluding Steel	—	392,111	—	392,111
Oil Field Equipment & Services	—	832,356	—	832,356
Oil Refining & Marketing	—	318,438	—	318,438
Packaging	—	166,500	—	166,500
Printing & Publishing	—	323,538	—	323,538
Railroads	—	150,055	—	150,055
Software/Services	—	504,426	—	504,426
Specialty Retail	—	419,762	—	419,762
Steel Producers/Products	—	201,125	—	201,125
Support-Services	—	944,155	—	944,155
Telecom - Integrated/Services	—	1,539,250	—	1,539,250
Telecom - Wireless	—	1,214,112	—	1,214,112
Telecommunications Equipment	—	73,500	—	73,500
Textiles & Apparel	—	234,469	—	234,469
Theaters & Entertainment	—	52,750	—	52,750
Tobacco	—	78,750	—	78,750
Transportation - Excluding Air/Rail	—	103,110	—	103,110
Foreign Corporate Bonds
Aerospace & Defense	—	183,500	—	183,500
Chemicals	—	383,125	—	383,125
Electronics	—	147,000	—	147,000

Energy - Exploration & Production	—	70,875	—	70,875
Forestry & Paper	—	236,875	—	236,875
Gaming	—	404,239	—	404,239
Media - Cable	—	547,445	—	547,445
Media - Diversified	—	101,750	—	101,750
Metals & Mining	—	90,500	—	90,500
Oil Field Equipment & Services	—	100,750	—	100,750
Packaging	—	72,391	—	72,391
Support-Services	—	127,042	—	127,042
Telecom - Integrated/Services	—	383,889	—	383,889
Telecom - Wireless	—	130,935	—	130,935
Textiles & Apparel	—	47,359	—	47,359
Transportation - Excluding Air/Rail	—	406,125	—	406,125
Bank Loan
Energy - Exploration & Production	—	165,532	—	165,532
Common Stocks
Automobile Parts & Equipment	—	—	6,645	6,645
Banks	112,750	—	—	112,750
Printing & Publishing	4,826	—	—	4,826
Preferred Stock
Banks	47,263	—	—	47,263
Short-Term Investments	7,778,559	459,000	—	8,237,559
Other Financial Instruments*
Forward Foreign Currency Contracts	—	103,202	—	103,202
	$7,943,398	$28,319,821	$6,645	$36,269,864

*Other financial instruments include futures, forwards and swap contracts.

As of March 31, 2010, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.02% of net assets.

The Fund adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended March 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost -  At March 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $36,255,227, $1,863,032, $(1,951,597) and $(88,565), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 10, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 10, 2010